CASH, CASH EQUIVALENTS AND MARKETABLE SECURITIES (Details 1) $ in Thousands	Dec. 31, 2024 USD ($)
Amortized cost
Within one year	$ 49,797
After one year through five years	0
Total	49,797
Gross unrealized gains
Within one year	207
After one year through five years	0
Total	207
Gross unrealized losses
Within one year	0
After one year through five years	0
Total	0
Fair value
Within one year	50,004
After one year through five years	0
Total	$ 50,004